SHARE-BASED COMPENSATION - Options (Details) - Share options - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
SHARE-BASED COMPENSATION
Number of shares, Outstanding	466,425
Number of shares, Granted	579,661
Number of shares, Exercised	26,092
Number of shares, Outstanding	1,019,994	466,425
Number of shares, Vested and expected to vest	1,019,994
Number of shares, Exercisable	390,008
Weighted average exercise price, Outstanding	$ 20.00
Weighted average exercise price, Granted	1.54
Weighted average exercise price, Exercised	6.41
Weighted average exercise price, Outstanding	9.88	$ 20.00
Weighted average exercise price, Vested and expected to vest	9.88
Weighted average exercise price, Exercisable	$ 17.67
Aggregate average remaining contractual life (Years), Outstanding	7 years 8 months 1 day	6 years 6 months 14 days
Aggregate average remaining contractual life (Years), Vested and expected to vest	7 years 8 months 1 day
Aggregate average remaining contractual life (Years), Exercisable	5 years 8 months 23 days
Aggregate intrinsic value, Outstanding	$ 14,898	$ 1,049
Aggregate intrinsic value, Vested and expected to vest	14,898
Aggregate intrinsic value, Exercisable	$ 3,859